INCOME TAXES	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

7. INCOME TAXES

NESR is a holding company incorporated in the British Virgin Islands, which imposes a zero percent statutory corporate income tax rate on income generated outside of the British Virgin Islands. The subsidiaries operate in multiple tax jurisdictions throughout the MENA and Asia Pacific regions where statutory tax rates generally vary from 0% to 43.7%. In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.

The Company recorded income tax expense of $5.3 million with an effective tax rate of 20.4% for the quarter-to-date period ended September 30, 2024, $2.7 million with an effective tax rate of 15.7% for the quarter-to-date period ended September 30, 2023, $15.9 million with an effective tax rate of 24.3% for the year-to-date period ended September 30, 2024, and $11.0 million with an effective tax rate of 51.7% for the year-to-date period ended September 30, 2023, in the Condensed Consolidated Interim Statements of Operations.

The high effective tax rates are mainly driven by recording valuation allowances against current year losses and recording liabilities on uncertain tax positions in various jurisdictions.